Warrants - Schedule of Changes in Warrants (Details) - Warrants [member]	6 Months Ended	12 Months Ended
	Apr. 30, 2026 shares	Oct. 31, 2025 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants, Balance beginning	3,881,551	4,429,547
Number of warrants, Exercise of warrants	(521,030)	(547,921)
Number of warrants, Expiration of warrants		(75)
Number of warrants, Balance ending	3,360,521 [1]	3,881,551
Number of warrants, Number of shares to be issued from the exercise of these warrants (in Shares)	370,038	91,741

[1]	See note 15(b) for details of further price changes post period end.